Debt (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Long-term Debt
As of December 31, 2021 and 2020, debt was as follows:

			2021
	Rate of interest (1)	Maturity	Pesos	Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2060	1,242,945,106	US$	60,385,508
Project financing	LIBOR plus 0.28% to 1.75%	Various to 2031	33,596,532		1,632,207
Direct loans	Fixed from 5.25% and LIBOR plus 1.07% to 3.50%.	Various to 2031	60,802,906		2,953,963
Syndicated loans	LIBOR plus 2.35%	Various to 2024	51,458,750		2,500,000
Bank loans	Fixed at 3.50% and LIBOR plus 1.19% and 1.25%	Various to 2023	407,929		19,818
Revolving credit lines	LIBOR plus 2.0% to 3.75% and Fed effective plus 1.30%	2022	160,379,535		7,791,655
Financing of Infrastructure asset	Fixed from 5.40% and 8.40%	Various to 2036	27,232,062		1,323,004

Total financing in U.S. dollars			1,576,822,820	US$	76,606,155

Euros
Bonds	Fixed from 1.875% to 5.5% EURIBOR plus 2.4%	Various to 2030	254,527,144		€10,873,232
Direct loans	Fixed at 5.11%	Various to 2023	11,704,300		500,000

Total financing in Euros			266,231,444		€11,373,232

Japanese yen
Bonds	Fixed from 0.54% to 3.5%	Various to 2026	19,663,527		109,913,510

Pesos
Certificados bursátiles	TIIE plus 1.00% and Fixed from 7.19% to 7.47%	Various to 2026	93,428,071
Direct loans	Fixed from 6.55% and TIIE plus 0.85% to 5.24%	Various to 2029	34,420,635
Plus Factoring	TIIE plus 2.37% to 3.32%	2022	20,003,268
Syndicated loans	TIIE plus 0.95	Various to 2025	15,000,000
Revolving credit lines	TIIE plus 1.50% and 2.90%	Various to 2022	37,000,000
Monetization of Mexican Government Bonds	Fixed from 8.56275%	Various to 2023	83,401,120

Total financing in pesos			283,253,094

UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	35,454,689

Other currencies
Bonds	Fixed from 1.75% to 8.25%	Various to 2025	30,503,050

Total principal in pesos (2)			2,211,928,624
Plus:
Accrued interest			37,338,471
Notes payable to contractors (3)			428,799

Total principal and interest			2,249,695,894

Less:
Short-term maturities			454,516,343
Current portion of notes payable to contractors (3)			428,799
Accrued interest			37,338,471

Total short-term debt and current portion of long-term debt			492,283,613

Long-term debt			1,757,412,281

	2020
	Rate of interest (1)	Maturity	Pesos	Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2060	1,290,409,906	U.S.$	64,686,416
Project financing	Fixed from 2.45% and LIBOR plus 0.24% to 1.75%	Various to 2028	34,345,097		1,721,671
Direct loans	Fixed to 5.25% and LIBOR plus 1.75% to 4.25%	Various to 2031	28,275,087		1,417,390
Syndicated loans	LIBOR plus 2.35%	Various to 2024	49,871,676		2,499,996
Bank loans	LIBOR plus 3.50% to 5.28%	Various to 2023	1,170,542		58,678
Revolving credit lines	LIBOR plus 2.00% to 3.75% and Fed effective plus 1.30%	2021	119,110,538		5,970,842
Financing of Infrastructure asset	Fixed from 5.4% and 8.4%	Various to 2036	28,131,267		1,410,180
Total financing in U.S. dollars			1,551,314,113	U.S.$	77,765,173

Euros
Bonds	Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%	Various to 2030	307,867,094		€12,614,815
Direct loans	Fixed to 5.11%	Various to 2023	12,202,600		500,000

Total financing in Euros			320,069,694		€13,114,815

Japanese yen:
Bonds	Fixed from 0.54% to 3.5%	Various to 2026	21,243,790		¥109,900,621

Pesos
Certificados bursátiles	TIIE plus 1.00%, and fixed at 7.19% to 7.65%	Various to 2026	113,253,512
Direct loans	Fixed at 6.55% and TIIE plus 0.85% to 4.1%	Various to 2029	19,061,275
Plus Factoring	TIIE plus 1.25% to 2.0%	In 2021	4,067,650
Syndicated loans	TIIE plus 0.95%	Various to 2025	19,740,035
Monetization of Mexican Government Bonds	Fixed at 8.56275%	Various to 2023	95,597,610
Total financing in pesos			251,720,082
UDIs
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035	37,346,014
Other currencies:
Bonds	Fixed from 1.75% to 8.25%	Various to 2025	33,355,569
Total principal in pesos (2)			2,215,049,262
Plus: accrued interest			42,656,852
Notes payable to contractors (3)			1,021,203

Total principal and interest			2,258,727,317
Less: short-term maturities			347,755,237
Current portion of notes payable to contractors (3)			685,178

	2020
	Rate of interest (1)	Maturity	Pesos	Foreign currency
Accrued interest			42,656,852

Total short-term debt and current portion of long-term debt			391,097,267

Long-term debt			1,867,630,050

Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2021 and 2020, which includes short and long-term debt:

	2021 (i)		2020 (i)
Changes in total debt:
At the beginning of the year	Ps.	2,258,727,317	Ps.	1,983,174,088
Loans obtained - financing institutions (ii)		1,652,151,747		1,292,197,518
Debt payments		(1,707,581,580)		(1,151,962,147)
Accrued interest (iii)(iv)		162,903,771		144,207,950
Interest paid		(157,256,625)		(130,989,150)
Foreign exchange		40,751,264		122,099,058

At the end of the year	Ps.	2,249,695,894	Ps.	2,258,727,317

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.
(ii)	Petróleos Mexicanos implemented a factoring scheme to support its suppliers. Amounts for 2021 and 2020 totaled Ps. 15,934,904 and Ps. 4,067,650, respectively, which did not represent cash flows.
(iii)	During 2021, includes awards amortization, fees and expenses related to the issuance of debt in the amount of Ps. 3,290,673 and Ps. (2,835,359), respectively and amortized cost of Ps. 6,226,947.
(iv)
During 2020, includes premiums, awards and interests, fees and expenses related to the issuance of debt in the amount of Ps. (228,822) and Ps. 53,073, respectively, and amortized cost of Ps. 1,868,501.

Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest

	2022		2023	2024	2025	2026	2027 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2021, for each of the years ending December 31.	Ps.	492,283,613	153,052,257	182,065,735	101,083,584	173,687,822	1,147,522,883	Ps.	2,249,695,894

Summary of Notes Payable to Contractors
(3)	The total amounts of notes payable to contractors as of December 31, 2021 and 2020, current and long-term, are as follows:

	2021		2020
Total notes payable to contractors (a) (b)	Ps.	428,799	Ps.	1,021,203
Less: current portion of notes payable to contractors		428,799		685,178

Notes payable to contractors (long-term)	Ps.	—	Ps.	336,025

(a)
PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2021 PEMEX has no outstanding payment amount. As of December 31, 2020, PEMEX had an outstanding amount payable of Ps. 81,364, respectively.

(b)
During 2007, Pemex Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2021 and 2020, the outstanding balances owed to the contractor were Ps. 445,299 (U.S. $21,437) and Ps. 939,839 (U.S. $47,112), respectively. In accordance with the contract, the estimated future payments are as follows:

Summary of Estimated Future Contract Payments

Year	Pesos		U.S. Dollars

2022	Ps.	445,299	U.	S. $ 21,437
Less accrued interest		16,500		802

Total	Ps.	428,799	U.	S. $ 20,635

Summary of Foreign Currency Translation
(4)	As of December 31, 2021 and 2020, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2021	2020
U.S. dollar	Ps. 20.5835	Ps. 19.9487
Japanese yen	0.1789	0.1933
Pounds sterling	27.8834	27.2579
Euro	23.4086	24.4052
Swiss francs	22.5924	22.5720